Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Net income	$ 1,892	$ 1,256	$ 4,373	$ 2,037
Items that may be reclassified subsequently to profit or loss:
Unrealized gains on derivatives designated as cash flow hedges, net of tax $nil, $nil, $nil and $nil	335	0	151	0
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax	18	0	60	0
Items that will not be reclassified to profit or loss:
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	0	(1)	0	(2)
Other comprehensive income, net of tax, unrealized gains (losses) from investments in equity instruments	(1)	12	(41)	17
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	(8)	0	51	0
Total other comprehensive income	344	11	221	15
Total comprehensive income	2,236	1,267	4,594	2,052
Attributable to:
Equity holders of Barrick Mining Corporation	1,561	822	3,040	1,300
Non-controlling interests	$ 675	$ 445	$ 1,554	$ 752